Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of (loss) income from continuing operations before provision for income taxes	The components of (loss) income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2023	2022
United States	$(221,589)	$21
Total	$(221,589)	$21

Schedule of income tax (benefit) provision

The components of the (benefit) provision for income taxes are as follows:

	June 30,
(in thousands)	2023	2022
Federal	$-	$-
State	374	80
	374	80

Deferred tax expense (benefit)
Federal	(25,290)	496
State	(6,444)	147
	(31,734)	643
Total (benefit) provision for income taxes	$(31,360)	$723

Schedule of effective income tax expense reconciliation

A reconciliation of income tax (benefit) expense to the federal rate of 21% is as follows:

	June 30,		June 30,
(in thousands)	2023	2022	2023	2022
Income taxes at statutory rate	$(46,512)	$5	21.0%	21.0%
State taxes	(10,510)	266	4.7%	75.5%
Goodwill impairment	10,559	-	-4.8%	0.0%
Valuation allowance	15,395	-	-6.9%	0.0%
Stock-based compensation	940	179	-0.4%	121.1%
Other, net	(1,232)	273	0.6%	59.1%
Total (benefit) provision for income taxes	$(31,360)	$723	14.2%	276.7%

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2023	2022
Deferred tax assets:
Accruals	$1,159	$946
Captive	504	559
Operating loss carryforwards	18,000	13,708
Lease liability	9,195	-
Inventories	657	1,673
Investments	-	-
Intangibles	9,928	-
Interest	5,401	1,933
Stock compensation	1,579	1,081
Research and development tax credit carry forwards, net of uncertain tax position	3,793	3,793
Other	2,414	747
Deferred tax assets	52,630	24,440

Deferred tax liabilities:
Property, plant and equipment	(24,624)	(30,045)
Prepaid expenses	(872)	(728)
Intangible assets	-	(17,186)
Right of use	(9,169)	-
Investments	(2,038)	(2,830)
Inventories	-	(1,530)
Change in accounting method	(1,038)	(1,446)
Deferred tax liabilities	(37,741)	(53,765)
Valuation allowance	(15,395)	-
Deferred tax liability, net	$(506)	$(29,325)

The valuation allowance increased by $15.4 million for the tax year ended June 30, 2023.

Schedule of unrecognized tax benefits liabilities

A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	June 30,
(in thousands)	2023	2022
Balance, beginning of period	$1,978	$1,835
Tax position taken in prior period:
Gross increases	46	143
Gross decreases	-	-
Tax position taken in current period:
Gross increases	-	-
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$2,024	$1,978